Share-based compensation, Outstanding Options, Range of Exercise prices and Expiration Dates (Details)	12 Months Ended
	Dec. 31, 2023 Options SFr / shares	Dec. 31, 2023 Options $ / shares SFr / shares	Dec. 31, 2022 Options SFr / shares	Dec. 31, 2022 Options SFr / shares $ / shares	Dec. 31, 2021 Options SFr / shares	Dec. 31, 2021 Options $ / shares SFr / shares	Dec. 31, 2023 Options $ / shares	Dec. 31, 2020 Options SFr / shares
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	4,949,177	4,949,177	4,261,017	4,261,017	3,585,689	3,585,689	4,949,177	2,900,667
Weighted average exercise price for options granted (in CHF/USD per share) | (per share)	SFr 1.75	$ 2.08	SFr 3.18	$ 3.44	SFr 6.34	$ 6.95
Weighted average exercise price of share options outstanding in share-based payment arrangement | SFr / shares	4.11	$ 4.11	SFr 5.65	$ 5.65	SFr 6.21	$ 6.21		SFr 5.90
Weighted average share price | (per share)	2.68	$ 3.18
Minimum | Switzerland, Francs
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | SFr / shares	0.15	$ 0.15
Minimum | United States of America, Dollars
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares							$ 2.03
Top of Range [Member] | Switzerland, Francs
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | SFr / shares	SFr 9.53	$ 9.53
Top of Range [Member] | United States of America, Dollars
Outstanding options, exercise price range and expiry dates [Abstract]
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares							$ 12.30
CHF 0.15
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	92,875	92,875					92,875
CHF 9.53
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	109,665	109,665					109,665
USD 5.04 to USD 12.30
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	2,417,545	2,417,545					2,417,545
USD 2.76 to USD 4.57
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	1,034,326	1,034,326					1,034,326
USD 2.03 to USD 2.32
Outstanding options, exercise price range and expiry dates [Abstract]
Outstanding Options (in shares)	1,294,766	1,294,766					1,294,766